UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     T2 Partners Management, L.P.
Address:  767 Fifth Avenue, 18th Floor
          New York, NY  10153

Form 13F File Number:  028-12232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Glenn Tongue
Title:    Managing Partner
Phone:    212-386-7161

Signature, Place, and Date of Signing:

       /s/ Glenn Tongue               New York, NY             August 14, 2012
       ----------------               ------------             ---------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           63
                                         -----------

Form 13F Information Table Value Total:  $   117,890
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-13305                   Centaur Capital Management LP

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101       2,103      35,000 SH       Other      1           35,000
ACTIVISION BLIZZARD INC        COM              00507V109       2,398     200,000 SH       Other      1          200,000
ALEXANDER & BALDWIN INC NEW    COM              014491104         582      10,922 SH       Sole                   10,922
ALLEGHANY CORP DEL             COM              017175100       1,869       5,500 SH       Other      1            5,500
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156         255      24,693 SH       Sole                   24,693
AMERICAN INTL GROUP INC        COM NEW          026874784         363      11,300 SH  CALL Sole                   11,300
AMERICAN INTL GROUP INC        COM NEW          026874784         524      16,340 SH       Sole                   16,340
ANCESTRY COM INC               COM              032803108       3,028     110,000 SH       Other      1          110,000
APPLE INC                      COM              037833100         318         545 SH       Sole                      545
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105       2,890     100,000 SH       Other      1          100,000
BARNES & NOBLE INC             COM              067774109       2,130     129,400 SH  CALL Sole                  129,400
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702         398       4,782 SH       Sole                    4,782
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       8,800     105,600 SH  CALL Sole                  105,600
BIG LOTS INC                   COM              089302103       2,549      62,500 SH       Other      1           62,500
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104       2,979      90,000 SH       Other      1           90,000
CALAMOS ASSET MGMT INC         CL A             12811R104       1,357     118,543 SH       Other      1          118,543
CISCO SYS INC                  COM              17275R102       3,176     185,000 SH       Other      1          185,000
CITIGROUP INC                  COM NEW          172967424         217       7,900 SH  CALL Sole                    7,900
CITIGROUP INC                  COM NEW          172967424         513      18,717 SH       Sole                   18,717
DELIA'S INC NEW                COM              246911101       5,711   3,684,292 SH       Sole                3,684,292
DELL INC                       COM              24702R101         125      10,000 SH  CALL Sole                   10,000
DELL INC                       COM              24702R101       3,756     300,000 SH       Other      1          300,000
DOUGLAS DYNAMICS INC           COM              25960R105         499      35,000 SH       Other      1           35,000
E M C CORP MASS                COM              268648102       1,922      75,000 SH       Other      1           75,000
FIFTH STREET FINANCE CORP      COM              31678A103       2,573     257,821 SH       Other      1          257,821
GOLDMAN SACHS GROUP INC        COM              38141G104         535       5,586 SH       Sole                    5,586
HOWARD HUGHES CORP             COM              44267D107         799      12,959 SH       Sole                   12,959
ICONIX BRAND GROUP INC         COM              451055107       3,145     180,000 SH       Other      1          180,000
IDT CORP                       CL B NEW         448947507       1,422     145,000 SH       Other      1          145,000
INTERACTIVE BROKERS GROUP IN   COM              45841N107         883      60,000 SH       Other      1           60,000
INTERDIGITAL INC               COM              45867G101         443      15,000 SH       Sole                   15,000
INTERDIGITAL INC               COM              45867G101       1,180      40,000 SH       Other      1           40,000
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201 46269C128          11       7,303 SH       Sole                    7,303
IRIDIUM COMMUNICATIONS INC     COM              46269C102         736      82,361 SH       Sole                   82,361
IRIDIUM COMMUNICATIONS INC     *W EXP 02/14/201 46269C110      18,055   7,359,100 SH       Sole                7,359,100
JPMORGAN CHASE & CO            *W EXP 10/28/201 46634E114         292      29,837 SH       Sole                   29,837
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100         448      10,000 SH       Other      1           10,000
MEDTRONIC INC                  COM              585055106       1,549      40,000 SH       Other      1           40,000
MFC INDL LTD                   COM              55278T105       3,134     465,000 SH       Other      1          465,000
MILLER INDS INC TENN           COM NEW          600551204         782      49,100 SH       Other      1           49,100
MVC CAPITAL INC                COM              553829102         458      35,366 SH       Other      1           35,366
NETFLIX INC                    COM              64110L106         684       9,995 SH       Sole                    9,995
NEWS CORP                      CL A             65248E104       1,293      58,000 SH       Other      1           58,000
PENNEY J C INC                 COM              708160106          14         600 SH  CALL Sole                      600
PENNEY J C INC                 COM              708160106         812      34,837 SH       Sole                   34,837
PEP BOYS MANNY MOE & JACK      COM              713278109         592      59,817 SH       Sole                   59,817
PRIMUS TELECOMMUNICATIONS GR   COM              741929301         856      54,967 SH       Sole                   54,967
PROMOTORA DE INFORMACIONES S   ADR CL A SHS     74343G204         183      95,138 SH       Sole                   95,138
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303       5,216   1,817,284 SH       Sole                1,817,284
RESOURCE AMERICA INC           CL A             761195205       6,966   1,091,773 SH       Sole                1,091,773
RUBY TUESDAY INC               COM              781182100         896     131,500 SH       Other      1          131,500
SAFETY INS GROUP INC           COM              78648T100         711      17,500 SH       Other      1           17,500
SANOFI                         SPONSORED ADR    80105N105       2,456      65,000 SH       Other      1           65,000
SPARK NETWORKS INC             COM              84651P100       1,064     206,379 SH       Sole                  206,379
SYMANTEC CORP                  COM              871503108       1,315      90,000 SH       Other      1           90,000
TALBOTS INC                    COM              874161102         589     233,552 SH       Sole                  233,552
TELULAR CORP                   COM NEW          87970T208       1,972     213,400 SH       Other      1          213,400
TUCOWS INC                     COM              898697107          15      13,478 SH       Sole                   13,478
VONAGE HLDGS CORP              COM              92886T201       1,759     875,000 SH       Other      1          875,000
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119         870      98,757 SH       Sole                   98,757
WESTELL TECHNOLOGIES INC       CL A             957541105       1,416     595,000 SH       Other      1          595,000
WEYCO GROUP INC                COM              962149100         550      23,734 SH       Sole                   23,734
XEROX CORP                     COM              984121103       2,755     350,000 SH       Other      1          350,000